Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	550,615	$21,490,503
Aerojet Rocketdyne Holdings Inc.	589,613	27,570,304
Aerovironment Inc.(a)	175,419	10,881,241
Kaman Corp.	459,937	19,846,282
Moog Inc., Class A	481,067	38,951,995
National Presto Industries Inc.	83,797	6,873,868
Park Aerospace Corp.	179,916	2,374,891
		127,989,084
Air Freight & Logistics — 1.0%
Atlas Air Worldwide Holdings Inc.(a)(b)	443,732	41,764,056
Hub Group Inc., Class A(a)	558,618	47,057,980
		88,822,036
Airlines — 1.1%
Allegiant Travel Co.(a)(b)	249,811	46,724,649
Hawaiian Holdings Inc.(a)	845,970	15,540,469
SkyWest Inc.(a)	827,176	32,508,017
		94,773,135
Auto Components — 1.1%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,883,962	17,577,365
Cooper-Standard Holdings Inc.(a)(b)	280,879	6,294,498
Dorman Products Inc.(a)	153,576	17,355,624
LCI Industries	137,724	21,467,040
Motorcar Parts of America Inc.(a)	317,484	5,419,452
Patrick Industries Inc.	196,754	15,876,080
Standard Motor Products Inc.	316,132	16,562,156
		100,552,215
Automobiles — 0.2%
Winnebago Industries Inc.	270,764	20,285,639

Banks — 11.0%
Allegiance Bancshares Inc.	309,270	13,054,287
Ameris Bancorp.	467,120	23,206,522
Banc of California Inc.	491,849	9,650,077
BancFirst Corp.	146,763	10,355,597
BankUnited Inc.	1,401,041	59,278,045
Banner Corp.	317,911	19,287,660
Berkshire Hills Bancorp. Inc.	716,035	20,356,875
Brookline Bancorp. Inc.	705,410	11,420,588
Cadence Bank	1	30
Central Pacific Financial Corp.	175,779	4,951,694
City Holding Co.	128,865	10,539,868
Columbia Banking System Inc.	1,199,766	39,256,344
Community Bank System Inc.	455,074	33,893,912
CVB Financial Corp.	1,361,135	29,141,900
Dime Community Bancshares Inc.	285,134	10,025,311
Eagle Bancorp. Inc.	212,511	12,397,892
FB Financial Corp.	307,443	13,472,152
First Bancorp./Southern Pines NC	280,091	12,805,761
First Commonwealth Financial Corp.	693,096	11,151,915
First Financial Bancorp.	1,465,461	35,727,939
First Hawaiian Inc.	2,119,877	57,936,238
First Midwest Bancorp. Inc.	1,740,402	35,643,433
Hanmi Financial Corp.	218,720	5,179,290
Heritage Financial Corp./WA	551,746	13,484,672
Hilltop Holdings Inc.	492,072	17,291,410
Hope Bancorp Inc.	1,887,614	27,766,802
Independent Bank Corp.	447,705	36,501,389
Independent Bank Group Inc.	607,189	43,808,686
Security	Shares	Value

Banks (continued)
National Bank Holdings Corp., Class A	208,420	$9,157,975
NBT Bancorp. Inc.	659,760	25,413,955
OFG Bancorp	408,234	10,842,695
Old National Bancorp./IN	2,523,841	45,731,999
Pacific Premier Bancorp. Inc.	857,277	34,316,798
Park National Corp.	88,260	12,118,981
Renasant Corp.	871,151	33,060,181
S&T Bancorp. Inc.	599,985	18,911,527
Seacoast Banking Corp. of Florida	459,921	16,276,604
Simmons First National Corp., Class A	1,686,269	49,879,837
Southside Bancshares Inc.	194,531	8,135,286
Tompkins Financial Corp.	109,919	9,187,030
Trustmark Corp.	950,834	30,864,072
United Community Banks Inc./GA	521,871	18,756,044
Westamerica Bancorp.	369,503	21,331,408
		961,570,681
Beverages — 0.1%
National Beverage Corp.	165,841	7,517,573

Biotechnology — 1.0%
Anika Therapeutics Inc.(a)	112,169	4,019,015
Eagle Pharmaceuticals Inc./DE(a)	95,807	4,878,492
Emergent BioSolutions Inc.(a)(b)	786,467	34,187,720
Enanta Pharmaceuticals Inc.(a)	118,968	8,896,427
Myriad Genetics Inc.(a)(b)	633,103	17,473,643
Progenics Pharmaceuticals Inc.(a)(b)(c)	181,178	2
REGENXBIO Inc.(a)	342,094	11,186,474
Spectrum Pharmaceuticals Inc.(a)	1,165,474	1,480,152
Vanda Pharmaceuticals Inc.(a)	331,552	5,202,051
		87,323,976
Building Products — 2.1%
AAON Inc.	225,743	17,930,767
American Woodmark Corp.(a)(b)	273,649	17,841,915
Apogee Enterprises Inc.	418,403	20,146,104
Gibraltar Industries Inc.(a)	286,048	19,073,681
Griffon Corp.	779,556	22,201,755
PGT Innovations Inc.(a)(b)	541,937	12,188,163
Quanex Building Products Corp.	553,835	13,724,031
Resideo Technologies Inc.(a)(b)	2,376,408	61,857,900
		184,964,316
Capital Markets — 0.3%
Blucora Inc.(a)	451,018	7,811,632
StoneX Group Inc.(a)	278,223	17,041,159
WisdomTree Investments Inc.	683,767	4,184,654
		29,037,445
Chemicals — 3.3%
AdvanSix Inc.	213,918	10,107,626
American Vanguard Corp.	444,898	7,291,878
Ferro Corp.(a)	724,405	15,813,761
FutureFuel Corp.	426,842	3,261,073
GCP Applied Technologies Inc.(a)	880,658	27,881,632
Hawkins Inc.	142,893	5,637,129
HB Fuller Co.	466,317	37,771,677
Innospec Inc.	405,020	36,589,507
Koppers Holdings Inc.(a)(b)	352,124	11,021,481
Kraton Corp.(a)	530,823	24,587,721
Quaker Chemical Corp.	93,081	21,481,233
Rayonier Advanced Materials Inc.(a)	1,053,656	6,016,376
Stepan Co.	350,141	43,519,025

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	423,924	$5,010,782
Trinseo PLC	637,776	33,457,729
		289,448,630
Commercial Services & Supplies — 3.8%
ABM Industries Inc.	1,105,819	45,172,706
Brady Corp., Class A, NVS	432,714	23,323,285
CoreCivic Inc.(a)	1,986,454	19,804,946
Deluxe Corp.	703,573	22,591,729
Harsco Corp.(a)(b)	1,307,910	21,855,176
Healthcare Services Group Inc.	1,230,943	21,898,476
HNI Corp.	715,082	30,069,198
Interface Inc.(b)	536,932	8,564,065
KAR Auction Services Inc.(a)	1,988,948	31,067,368
Matthews International Corp., Class A	522,098	19,145,334
Pitney Bowes Inc.	1,834,273	12,161,230
U.S. Ecology Inc.(a)	520,524	16,625,537
UniFirst Corp./MA	250,491	52,703,306
Viad Corp.(a)	159,515	6,825,647
		331,808,003
Communications Equipment — 1.3%
CalAmp Corp.(a)(b)	593,177	4,187,830
Comtech Telecommunications Corp.	435,490	10,316,758
Digi International Inc.(a)(b)	298,871	7,343,260
NETGEAR Inc.(a)	483,472	14,122,217
NetScout Systems Inc.(a)(b)	1,214,190	40,165,405
Plantronics Inc.(a)	367,246	10,774,998
Viavi Solutions Inc.(a)(b)	1,491,310	26,276,882
		113,187,350
Construction & Engineering — 0.8%
Arcosa Inc.	794,568	41,873,734
Granite Construction Inc.	756,615	29,281,000
		71,154,734
Consumer Finance — 0.9%
Encore Capital Group Inc.(a)(b)	213,057	13,232,970
EZCORP Inc., Class A, NVS(a)(b)	877,582	6,467,779
LendingTree Inc.(a)	189,371	23,216,885
PRA Group Inc.(a)(b)	716,346	35,967,733
		78,885,367
Containers & Packaging — 0.4%
Myers Industries Inc.	341,467	6,832,755
O-I Glass Inc.(a)	2,574,647	30,973,003
		37,805,758
Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)(b)	815,750	24,113,570
American Public Education Inc.(a)(b)	309,275	6,881,369
Perdoceo Education Corp.(a)	1,158,277	13,621,337
Strategic Education Inc.	373,730	21,616,543
WW International Inc.(a)(b)	879,206	14,181,593
		80,414,412
Diversified Telecommunication Services — 0.4%
ATN International Inc.	180,489	7,210,536
Cogent Communications Holdings Inc.	231,273	16,924,558
Consolidated Communications Holdings Inc.(a)(b)	1,191,746	8,914,260
		33,049,354
Electrical Equipment — 0.3%
AZZ Inc.	410,180	22,678,852
Powell Industries Inc.	148,824	4,388,820
		27,067,672
Security	Shares	Value

Electronic Equipment, Instruments & Components — 4.4%
Arlo Technologies Inc.(a)(b)	613,172	$6,432,174
Badger Meter Inc.	169,089	18,018,124
Benchmark Electronics Inc.	581,871	15,768,704
CTS Corp.	261,029	9,584,985
ePlus Inc.(a)	442,898	23,863,344
FARO Technologies Inc.(a)(b)	156,448	10,954,489
Insight Enterprises Inc.(a)	574,136	61,202,898
Itron Inc.(a)(b)	744,613	51,020,883
Knowles Corp.(a)	914,975	21,364,666
Methode Electronics Inc.	353,069	17,360,403
OSI Systems Inc.(a)(b)	157,127	14,644,237
PC Connection Inc.	181,971	7,848,409
Plexus Corp.(a)(b)	464,515	44,542,343
Sanmina Corp.(a)	1,058,344	43,878,942
ScanSource Inc.(a)	421,777	14,795,937
TTM Technologies Inc.(a)(b)	1,723,148	25,674,905
		386,955,443
Energy Equipment & Services — 2.3%
Archrock Inc.	2,190,959	16,388,373
Bristow Group Inc.(a)(b)	383,000	12,129,610
Core Laboratories NV(b)	443,781	9,900,754
DMC Global Inc.(a)	309,416	12,255,968
Dril-Quip Inc.(a)(b)	584,785	11,508,569
Helix Energy Solutions Group Inc.(a)(b)	2,344,698	7,315,458
Helmerich & Payne Inc.	1,773,953	42,042,686
Nabors Industries Ltd.(a)(b)	128,028	10,381,791
Oceaneering International Inc.(a)	1,648,231	18,641,493
Oil States International Inc.(a)(b)	1,014,621	5,042,666
Patterson-UTI Energy Inc.	3,551,391	30,009,254
ProPetro Holding Corp.(a)	1,400,791	11,346,407
RPC Inc.(a)(b)	1,176,848	5,342,890
U.S. Silica Holdings Inc.(a)	1,232,333	11,583,930
		203,889,849
Entertainment — 0.2%
Cinemark Holdings Inc.(a)	844,304	13,610,180
Marcus Corp. (The)(a)	361,380	6,454,247
		20,064,427
Equity Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust	803,662	17,543,942
Agree Realty Corp.	630,998	45,028,017
Alexander & Baldwin Inc.	1,197,461	30,044,297
American Assets Trust Inc.	495,287	18,588,121
Armada Hoffler Properties Inc.	393,898	5,995,128
Brandywine Realty Trust	2,812,472	37,743,374
CareTrust REIT Inc.	844,508	19,280,118
Centerspace	84,992	9,425,613
Chatham Lodging Trust(a)	806,005	11,058,389
Community Healthcare Trust Inc.	158,112	7,473,954
DiamondRock Hospitality Co.(a)	3,458,663	33,237,751
Diversified Healthcare Trust	3,950,344	12,206,563
Easterly Government Properties Inc.	1,414,532	32,421,074
Essential Properties Realty Trust Inc.	957,310	27,599,247
Four Corners Property Trust Inc.	651,537	19,161,703
Franklin Street Properties Corp., Class C	1,571,517	9,350,526
GEO Group Inc. (The)	1,865,902	14,460,741
Getty Realty Corp.	321,620	10,320,786
Global Net Lease Inc.	1,710,644	26,138,640
Hersha Hospitality Trust(a)	545,992	5,006,747
Industrial Logistics Properties Trust	632,023	15,832,176

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
iStar Inc.	495,970	$12,810,905
Lexington Realty Trust	2,323,379	36,291,180
LTC Properties Inc.	650,198	22,197,760
Office Properties Income Trust	799,748	19,865,740
Orion Office REIT Inc.(a)	894,789	16,705,711
Retail Opportunity Investments Corp.	1,022,737	20,045,645
RPT Realty	682,764	9,135,382
Saul Centers Inc.	66,804	3,541,948
Service Properties Trust	2,569,147	22,582,802
SITE Centers Corp.	1,334,222	21,120,734
Summit Hotel Properties Inc.(a)	1,758,316	17,161,164
Uniti Group Inc.	1,637,281	22,938,307
Universal Health Realty Income Trust	97,481	5,797,195
Urstadt Biddle Properties Inc., Class A	228,754	4,872,460
Veris Residential Inc.(a)	1,321,490	24,288,986
Washington REIT	776,147	20,063,400
Whitestone REIT	753,180	7,629,713
Xenia Hotels & Resorts Inc.(a)	1,875,247	33,960,723
		728,926,662
Food & Staples Retailing — 0.9%
Andersons Inc. (The)	511,227	19,789,597
Chefs’ Warehouse Inc. (The)(a)(b)	538,126	17,919,596
PriceSmart Inc.	394,811	28,888,321
SpartanNash Co.	593,769	15,295,489
		81,893,003
Food Products — 1.9%
B&G Foods Inc.	1,065,867	32,754,093
Calavo Growers Inc.	292,189	12,388,814
Cal-Maine Foods Inc.	618,369	22,873,469
Fresh Del Monte Produce Inc.	549,791	15,174,232
J&J Snack Foods Corp.	137,511	21,721,237
John B Sanfilippo & Son Inc.	146,586	13,216,194
Seneca Foods Corp., Class A(a)	103,699	4,972,367
Tootsie Roll Industries Inc.	143,047	5,182,593
TreeHouse Foods Inc.(a)(b)	916,776	37,156,931
		165,439,930
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	131,410	19,160,892
Northwest Natural Holding Co.	507,410	24,751,460
South Jersey Industries Inc.	1,849,392	48,306,119
		92,218,471
Health Care Equipment & Supplies — 2.9%
Avanos Medical Inc.(a)	795,608	27,583,729
Cardiovascular Systems Inc.(a)	388,807	7,301,796
CONMED Corp.	172,575	24,464,232
CryoLife Inc.(a)(b)	649,832	13,224,081
Cutera Inc.(a)	99,941	4,129,562
Glaukos Corp.(a)(b)	371,762	16,521,103
Inogen Inc.(a)	337,995	11,491,830
Integer Holdings Corp.(a)	542,974	46,473,145
Lantheus Holdings Inc.(a)	458,534	13,247,047
Meridian Bioscience Inc.(a)(b)	258,000	5,263,200
Merit Medical Systems Inc.(a)	360,788	22,477,092
Mesa Laboratories Inc.	35,396	11,613,074
Natus Medical Inc.(a)	564,251	13,389,676
OraSure Technologies Inc.(a)	1,190,636	10,346,627
Orthofix Medical Inc.(a)(b)	326,369	10,146,812
Surmodics Inc.(a)	80,265	3,864,760
Tactile Systems Technology Inc.(a)	327,704	6,236,207
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)(b)	234,474	$7,397,655
		255,171,628
Health Care Providers & Services — 3.6%
Addus HomeCare Corp.(a)	149,985	14,025,097
Covetrus Inc.(a)(b)	1,705,971	34,068,241
Ensign Group Inc. (The)	396,410	33,282,584
Hanger Inc.(a)	607,771	11,018,888
Magellan Health Inc.(a)	380,453	36,139,230
MEDNAX Inc.(a)(b)	1,420,533	38,652,703
ModivCare Inc.(a)	87,530	12,979,824
Owens & Minor Inc.(b)	1,241,224	53,993,244
Pennant Group Inc. (The)(a)	219,138	5,057,705
Select Medical Holdings Corp.	1,743,194	51,249,904
Tivity Health Inc.(a)(b)	387,908	10,256,287
U.S. Physical Therapy Inc.	117,362	11,213,939
		311,937,646
Health Care Technology — 0.7%
Allscripts Healthcare Solutions Inc.(a)(b)	1,234,638	22,779,071
Computer Programs & Systems Inc.(a)	242,140	7,094,702
HealthStream Inc.(a)	192,003	5,061,199
NextGen Healthcare Inc.(a)	948,843	16,879,917
Simulations Plus Inc.	103,915	4,915,180
Tabula Rasa HealthCare Inc.(a)(b)	195,573	2,933,595
		59,663,664
Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants Inc.(a)	385,025	13,302,614
Bloomin’ Brands Inc.(a)	1,340,919	28,132,481
Brinker International Inc.(a)	749,876	27,437,963
Cheesecake Factory Inc. (The)(a)	796,475	31,181,996
Chuy’s Holdings Inc.(a)(b)	327,352	9,859,842
Dave & Buster’s Entertainment Inc.(a)	350,806	13,470,950
Dine Brands Global Inc.	130,904	9,923,832
El Pollo Loco Holdings Inc.(a)(b)	320,331	4,545,497
Fiesta Restaurant Group Inc.(a)(b)	283,249	3,118,572
Red Robin Gourmet Burgers Inc.(a)(b)	259,793	4,294,378
Ruth’s Hospitality Group Inc.(a)	524,502	10,437,590
Shake Shack Inc., Class A(a)	288,434	20,813,397
		176,519,112
Household Durables — 2.2%
Ethan Allen Interiors Inc.	363,295	9,551,026
iRobot Corp.(a)(b)	200,431	13,204,394
La-Z-Boy Inc.	731,828	26,572,675
M/I Homes Inc.(a)	480,439	29,873,697
MDC Holdings Inc.	930,174	51,931,614
Meritage Homes Corp.(a)	324,980	39,667,059
Tupperware Brands Corp.(a)(b)	807,728	12,350,161
Universal Electronics Inc.(a)	216,592	8,826,124
		191,976,750
Household Products — 0.7%
Central Garden & Pet Co.(a)(b)	161,163	8,482,009
Central Garden & Pet Co., Class A, NVS(a)	663,054	31,727,134
WD-40 Co.	95,071	23,258,169
		63,467,312
Insurance — 3.5%
Ambac Financial Group Inc.(a)	765,174	12,281,043
American Equity Investment Life Holding Co.	1,354,456	52,715,427
AMERISAFE Inc.	319,843	17,217,149
Assured Guaranty Ltd.	664,882	33,377,076
eHealth Inc.(a)	392,561	10,010,305

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Employers Holdings Inc.	438,132	$18,129,902
Genworth Financial Inc., Class A(a)	7,724,597	31,284,618
Horace Mann Educators Corp.	631,611	24,443,346
James River Group Holdings Ltd.	532,080	15,329,225
ProAssurance Corp.	836,704	21,168,611
Safety Insurance Group Inc.	220,520	18,750,816
Selectquote Inc.(a)(b)	1,050,564	9,518,110
SiriusPoint Ltd.(a)(b)	1,445,043	11,748,200
Stewart Information Services Corp.	222,508	17,740,563
United Fire Group Inc.	356,571	8,268,881
Universal Insurance Holdings Inc.	446,670	7,593,390
		309,576,662
Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)	547,635	8,811,447
QuinStreet Inc.(a)(b)	824,377	14,995,418
		23,806,865
Internet & Direct Marketing Retail — 0.1%
PetMed Express Inc.	346,216	8,745,416

IT Services — 0.5%
CSG Systems International Inc.	221,158	12,743,124
EVERTEC Inc.	325,613	16,274,137
Unisys Corp.(a)(b)	577,047	11,869,857
		40,887,118
Life Sciences Tools & Services — 0.4%
NeoGenomics Inc.(a)(b)	914,724	31,210,383

Machinery — 5.4%
Alamo Group Inc.	93,660	13,784,879
Albany International Corp., Class A	267,330	23,645,339
Astec Industries Inc.	375,880	26,037,208
Barnes Group Inc.	765,139	35,647,826
CIRCOR International Inc.(a)(b)	334,888	9,102,256
Enerpac Tool Group Corp.(b)	518,171	10,508,508
EnPro Industries Inc.	338,560	37,265,299
ESCO Technologies Inc.	428,299	38,542,627
Federal Signal Corp.	393,415	17,050,606
Franklin Electric Co. Inc.	212,558	20,099,485
Greenbrier Companies Inc. (The)	537,396	24,661,102
Hillenbrand Inc.	551,233	28,658,604
John Bean Technologies Corp.(b)	188,818	28,994,892
Lindsay Corp.	73,911	11,234,472
Meritor Inc.(a)(b)	1,151,091	28,524,035
Proto Labs Inc.(a)	455,571	23,393,571
SPX Corp.(a)	434,909	25,955,369
SPX FLOW Inc.	270,290	23,374,679
Standex International Corp.	104,926	11,611,111
Tennant Co.	174,556	14,146,018
Titan International Inc.(a)	845,599	9,267,765
Wabash National Corp.	817,299	15,953,676
		477,459,327
Media — 0.7%
AMC Networks Inc., Class A(a)(b)	482,795	16,627,460
EW Scripps Co. (The), Class A, NVS	510,399	9,876,221
Gannett Co. Inc.(a)	1,458,759	7,775,185
Loyalty Ventures Inc.(a)(b)	329,388	9,904,697
Scholastic Corp.	503,044	20,101,638
		64,285,201
Metals & Mining — 2.2%
Allegheny Technologies Inc.(a)(b)	1,155,900	18,413,487
Security	Shares	Value

Metals & Mining (continued)
Arconic Corp.(a)(b)	1,752,199	$57,840,089
Carpenter Technology Corp.	789,836	23,055,313
Century Aluminum Co.(a)(b)	458,900	7,599,384
Haynes International Inc.	90,199	3,637,726
Kaiser Aluminum Corp.	261,926	24,605,328
Materion Corp.	141,840	13,040,770
Olympic Steel Inc.	153,812	3,614,582
SunCoke Energy Inc.	1,373,443	9,050,989
TimkenSteel Corp.(a)(b)	679,670	11,214,555
Warrior Met Coal Inc.	848,986	21,827,430
		193,899,653
Mortgage Real Estate Investment — 2.1%
Apollo Commercial Real Estate Finance Inc.	2,158,135	28,401,057
ARMOUR Residential REIT Inc.	1,424,446	13,973,815
Ellington Financial Inc.	505,061	8,631,492
Franklin BSP Realty Trust Inc.	726,374	10,852,027
Granite Point Mortgage Trust Inc.	834,124	9,767,592
Invesco Mortgage Capital Inc.	3,150,808	8,759,246
KKR Real Estate Finance Trust Inc.	447,732	9,326,258
New York Mortgage Trust Inc.	6,262,990	23,298,323
PennyMac Mortgage Investment Trust	1,591,990	27,589,187
Ready Capital Corp.	972,560	15,201,113
Two Harbors Investment Corp.	5,648,544	32,592,099
		188,392,209
Multi-Utilities — 0.7%
Avista Corp.	1,164,105	49,462,821
Unitil Corp.	263,952	12,139,153
		61,601,974
Multiline Retail — 0.3%
Big Lots Inc.	537,581	24,218,024

Oil, Gas & Consumable Fuels — 2.3%
CONSOL Energy Inc.(a)(b)	524,157	11,903,606
Green Plains Inc.(a)(b)	707,839	24,604,484
Laredo Petroleum Inc.(a)(b)	78,224	4,703,609
Par Pacific Holdings Inc.(a)	755,962	12,465,813
PBF Energy Inc., Class A(a)	1,568,808	20,347,440
Range Resources Corp.(a)(b)	1,278,633	22,798,026
Renewable Energy Group Inc.(a)	825,945	35,053,106
REX American Resources Corp.(a)	86,862	8,338,752
Southwestern Energy Co.(a)	5,995,600	27,939,496
Talos Energy Inc.(a)(b)	676,795	6,632,591
World Fuel Services Corp.	1,042,973	27,607,495
		202,394,418
Paper & Forest Products — 0.9%
Clearwater Paper Corp.(a)(b)	275,864	10,115,933
Glatfelter Corp.	735,717	12,654,332
Mercer International Inc.	665,936	7,984,573
Neenah Inc.	276,909	12,815,348
Schweitzer-Mauduit International Inc.	519,643	15,537,326
Sylvamo Corp.(a)	582,811	16,254,599
		75,362,111
Personal Products — 0.5%
Edgewell Personal Care Co.	893,594	40,846,182
USANA Health Sciences Inc.(a)(b)	63,703	6,446,743
		47,292,925
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals Inc.(a)(b)	194,904	4,539,314
ANI Pharmaceuticals Inc.(a)	73,358	3,380,337

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Corcept Therapeutics Inc.(a)	610,251	$12,082,970
Harmony Biosciences Holdings Inc.(a)(b)	165,872	7,072,782
Nektar Therapeutics(a)	1,676,038	22,643,273
Pacira BioSciences Inc.(a)	286,930	17,264,578
Phibro Animal Health Corp., Class A	336,217	6,865,551
Prestige Consumer Healthcare Inc.(a)(b)	385,989	23,410,233
		97,259,038
Professional Services — 0.8%
Kelly Services Inc., Class A, NVS	595,559	9,987,524
ManTech International Corp./VA, Class A	452,608	33,008,702
Resources Connection Inc.	515,706	9,200,195
TrueBlue Inc.(a)	586,085	16,216,972
		68,413,393
Real Estate Management & Development — 0.6%
Marcus & Millichap Inc.(a)	181,777	9,354,244
RE/MAX Holdings Inc., Class A	312,034	9,513,917
Realogy Holdings Corp.(a)(b)	1,914,088	32,175,819
		51,043,980
Road & Rail — 0.3%
Heartland Express Inc.	769,219	12,938,264
Marten Transport Ltd.	986,431	16,927,156
		29,865,420
Semiconductors & Semiconductor Equipment — 0.9%
Cohu Inc.(a)	337,887	12,870,116
FormFactor Inc.(a)(b)	473,745	21,659,621
Ichor Holdings Ltd.(a)	201,959	9,296,173
PDF Solutions Inc.(a)	182,739	5,809,273
Photronics Inc.(a)(b)	1,009,945	19,037,463
SMART Global Holdings Inc.(a)(b)	149,281	10,597,458
		79,270,104
Software — 1.2%
Agilysys Inc.(a)	118,924	5,287,361
Bottomline Technologies DE Inc.(a)	293,877	16,595,234
Consensus Cloud Solutions Inc.(a)(b)	265,113	15,342,090
Ebix Inc.	393,723	11,969,179
InterDigital Inc.	243,211	17,421,204
LivePerson Inc.(a)	413,123	14,756,754
OneSpan Inc.(a)	289,771	4,905,823
Xperi Holding Corp.(b)	828,819	15,672,967
		101,950,612
Specialty Retail — 4.3%
Aaron’s Co. Inc. (The)	520,204	12,823,029
Abercrombie & Fitch Co., Class A(a)	517,192	18,013,797
America’s Car-Mart Inc./TX(a)(b)	100,481	10,289,254
Asbury Automotive Group Inc.(a)(b)	209,046	36,108,516
Bed Bath & Beyond Inc.(a)	1,668,647	24,328,873
Caleres Inc.	624,519	14,164,091
Cato Corp. (The), Class A	322,859	5,540,260
Chico’s FAS Inc.(a)	2,024,366	10,891,089
Conn’s Inc.(a)(b)	316,803	7,451,207
Designer Brands Inc. , Class A(a)	1,001,207	14,227,151
Genesco Inc.(a)	122,092	7,834,644
Group 1 Automotive Inc.	297,894	58,154,867
Guess? Inc.	643,849	15,246,344
Haverty Furniture Companies Inc.	245,962	7,519,058
Lumber Liquidators Holdings Inc.(a)	480,864	8,208,349
Monro Inc.	315,757	18,399,160
ODP Corp. (The)(a)	753,111	29,582,200
Rent-A-Center Inc./TX	519,288	24,946,596
Security	Shares	Value

Specialty Retail (continued)
Sally Beauty Holdings Inc.(a)(b)	1,045,387	$19,297,844
Sonic Automotive Inc., Class A(b)	342,739	16,948,444
Zumiez Inc.(a)(b)	353,309	16,955,299
		376,930,072
Textiles, Apparel & Luxury Goods — 1.2%
Fossil Group Inc.(a)(b)	784,441	8,071,898
G-III Apparel Group Ltd.(a)(b)	721,860	19,952,210
Kontoor Brands Inc.	381,720	19,563,150
Oxford Industries Inc.	94,509	9,594,554
Steven Madden Ltd.	416,992	19,377,618
Unifi Inc.(a)	229,730	5,318,249
Vera Bradley Inc.(a)	421,811	3,589,612
Wolverine World Wide Inc.	734,513	21,161,320
		106,628,611
Thrifts & Mortgage Finance — 2.1%
Capitol Federal Financial Inc.	2,120,221	24,022,104
Mr Cooper Group Inc.(a)	1,235,790	51,421,222
NMI Holdings Inc., Class A(a)	1,415,646	30,931,865
Northfield Bancorp. Inc.	297,164	4,802,170
Northwest Bancshares Inc.	1,931,781	27,354,019
Provident Financial Services Inc.	680,867	16,490,599
TrustCo Bank Corp. NY	293,296	9,769,690
WSFS Financial Corp.	432,525	21,678,153
		186,469,822
Tobacco — 0.3%
Universal Corp./VA	406,350	22,316,742

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies Inc.	360,196	36,992,129
Boise Cascade Co.	337,717	24,045,450
DXP Enterprises Inc./TX(a)	282,444	7,250,337
GMS Inc.(a)	313,562	18,848,212
NOW Inc.(a)(b)	1,826,322	15,596,790
Veritiv Corp.(a)(b)	228,896	28,055,783
		130,788,701
Water Utilities — 0.7%
American States Water Co.	207,389	21,452,318
California Water Service Group.	356,147	25,592,723
Middlesex Water Co.	88,159	10,605,528
		57,650,569
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	825,096	21,039,948
Telephone and Data Systems Inc.	1,622,609	32,695,571
		53,735,519
Total Common Stocks — 98.2% (Cost: $8,090,520,229)		8,615,236,146

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	176,332,223	176,385,123

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	138,580,000	$138,580,000
		314,965,123

Total Short-Term Investments — 3.6% (Cost: $314,888,293)		314,965,123

Total Investments in Securities — 101.8% (Cost: $8,405,408,522)		8,930,201,269

Other Assets, Less Liabilities — (1.8)%		(154,833,734)

Net Assets — 100.0%		$8,775,367,535

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$231,807,052	$—	$(55,355,979	)(a)	$(14,584)	$(51,366)	$176,385,123	176,332,223	$341,443	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	186,460,000	—	(47,880,000	)(a)	—	—	138,580,000	138,580,000	6,795		—
					$(14,584)	$(51,366)	$314,965,123		$348,238		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts Russell 2000 E-Mini Index	241	03/18/22	$27,026	$453,509

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$36,146,725	$384,307	(c)	$36,594,657	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/23	20,113,963	(569,870	)(e)	20,186,313	0.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	74,670,411	628,689	(g)	75,455,737	0.9
					$443,126		$132,236,707

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(63,625) of net dividends and financing fees.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021

(e)	Amount includes $(642,220) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $(156,637) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of December 31, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	19,714	$834,099	2.3%
Berkshire Hills Bancorp. Inc.	83,011	2,360,003	6.4
Central Pacific Financial Corp.	1,266	35,663	0.1
Columbia Banking System Inc.	71,655	2,344,552	6.4
Community Bank System Inc.	10,169	757,387	2.1
First Financial Bancorp.	44,454	1,083,789	3.0
First Midwest Bancorp. Inc.	73,777	1,510,953	4.1
Hope Bancorp Inc.	75,698	1,113,518	3.0
National Bank Holdings Corp.	3,501	153,834	0.4
OFG Bancorp.	5,899	156,677	0.4
Old National Bancorp./IN	92,110	1,669,033	4.6
Southside Bancshares Inc.	1,778	74,356	0.2
Trustmark Corp.	69,525	2,256,782	6.2
United Community Banks Inc./GA	97,625	3,508,643	9.6

		17,859,289
Equity Real Estate Investment Trusts (REITs)
Service Properties Trust	16,000	140,640	0.4

Gas Utilities
Chesapeake Utilities Corp.	3,949	575,804	1.6

Insurance
Horace Mann Educators Corp.	39,478	1,527,799	4.2

Mortgage Real Estate Investment
Invesco Mortgage Capital Inc.	1,968,398	5,472,146	14.9

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	6,000	208,560	0.6

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	146,553	2,075,190	5.7
Provident Financial Services Inc.	2,033	49,239	0.1
WSFS Financial Corp.	170,630	8,551,976	23.4
		10,676,405
Water Utilities
Middlesex Water Co.	1,114	134,014	0.3

Total Reference Entity — Long		36,594,657

Net Value of Reference Entity — Goldman Sachs Bank USA		$36,594,657

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	38,194	$1,615,988	8.0%
Banner Corp.	1,993	120,915	0.6
Brookline Bancorp. Inc.	5,600	90,664	0.5
Community Bank System Inc.	10,700	796,936	3.9
	Shares	Value	% of Basket Value

CVB Financial Corp.	14,800	$316,868	1.6
Eagle Bancorp. Inc.	2,455	143,225	0.7
First Bancorp./Southern Pines NC	1,326	60,625	0.3
First Commonwealth Financial Corp.	8,414	135,381	0.7
First Financial Bancorp.	22,517	548,964	2.7
First Midwest Bancorp. Inc.	51,948	1,063,895	5.3
Hanmi Financial Corp.	933	22,093	0.1
Heritage Financial Corp./WA	13,300	325,052	1.6
Hope Bancorp Inc.	10,533	154,940	0.8
Independent Bank Corp.	2,733	222,821	1.1
NBT Bancorp. Inc.	6,800	261,936	1.3
Old National Bancorp./IN	97,378	1,764,489	8.7
Pacific Premier Bancorp. Inc.	9,900	396,297	2.0
Renasant Corp.	22,000	834,900	4.1
S&T Bancorp. Inc.	7,300	230,096	1.1
Simmons First National Corp.	27,300	807,534	4.0
Westamerica Bancorp.	2,500	144,325	0.7
		10,057,944
Commercial Services & Supplies
Pitney Bowes Inc.	207,549	1,376,050	6.8

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	3,081	67,258	0.4
GEO Group Inc. (The)	70,400	545,600	2.7
Getty Realty Corp.	28,181	904,328	4.5
iStar Inc.	4,924	127,187	0.6
Service Properties Trust	131,270	1,153,863	5.7

		2,798,236
Gas Utilities
Chesapeake Utilities Corp.	3,400	495,754	2.5

Insurance
Employers Holdings Inc.	5,389	222,997	1.1
Genworth Financial Inc.(a)	95,300	385,965	1.9
Horace Mann Educators Corp.	10,200	394,740	2.0
James River Group Holdings Ltd.	8,500	244,885	1.2
ProAssurance Corp.	14,582	368,925	1.8
Safety Insurance Group Inc.	9,119	775,389	3.8
Stewart Information Services Corp.	2,209	176,124	0.9

		2,569,025
Mortgage Real Estate Investment
ARMOUR Residential REIT Inc.	57,000	559,170	2.8
Granite Point Mortgage Trust Inc.	1,605	18,795	0.1

		577,965
Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	54,307	1,887,711	9.3

Thrifts & Mortgage Finance
Northfield Bancorp. Inc.	8,900	143,824	0.7
TrustCo Bank Corp. NY	8,400	279,804	1.4

		423,628
Total Reference Entity — Long		20,186,313

Net Value of Reference Entity — HSBC Bank PLC		$20,186,313

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	1,266	$35,663	0.1%
CVB Financial Corp.	708,207	15,162,712	20.1
NBT Bancorp. Inc.	45,305	1,745,149	2.3
Renasant Corp.	17,741	673,271	0.9
S&T Bancorp. Inc.	38,895	1,225,970	1.6
Simmons First National Corp.	166,400	4,922,112	6.5
Westamerica Bancorp.	69,173	3,993,357	5.3

		27,758,234
Commercial Services & Supplies
Pitney Bowes Inc.	675,928	4,481,403	6.0

Consumer Finance
Green Dot Corp., Class A	893,203	32,369,677	42.9

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	75,887	588,124	0.8
	Shares	Value	% of Basket Value

Insurance
Employers Holdings Inc.	15,685	$649,045	0.9
Genworth Financial Inc.(a)	470,643	1,906,104	2.5
James River Group Holdings Ltd.	71,788	2,068,212	2.7
ProAssurance Corp.	35,204	890,661	1.2

		5,514,022
Mortgage Real Estate Investment
Granite Point Mortgage Trust Inc.	47,559	556,916	0.7

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	107,139	3,724,152	4.9

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	13,906	463,209	0.6

Total Reference Entity — Long		75,455,737

Net Value of Reference Entity — JPMorgan Chase Bank NA		$75,455,737

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,615,236,144	$—	$2	$8,615,236,146
Money Market Funds	314,965,123	—	—	314,965,123
	$8,930,201,267	$—	$2	$8,930,201,269
Derivative financial instruments(a)
Assets
Futures Contracts	$453,509	$—	$—	$453,509
Swaps	—	1,012,996	—	1,012,996
Liabilities
Swaps	—	(569,870)	—	(569,870)
	$453,509	$443,126	$—	$896,635

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
December 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust